SHARE CAPITAL - Warrants (Details) - $ / shares		1 Months Ended	12 Months Ended
	Nov. 17, 2017	Dec. 31, 2017	Dec. 31, 2017
Series A Warrants
Disclosure of warrants
Number of warrants issued	25,676,368
Number of warrants outstanding		25,676,368	25,676,368
Exercise price per warrant		$ 1.61	$ 1.61
Weighted average remaining contractual life of warrants (years)			4 years 10 months 17 days
Number of common shares per warrant		1	1
Series B Warrants
Disclosure of warrants
Number of warrants issued	25,676,368
Number of warrants outstanding		25,676,368	25,676,368
Exercise price per warrant		$ 1.61	$ 1.61
Weighted average remaining contractual life of warrants (years)			1 year 10 months 17 days
Number of common shares per warrant		1	1
Trading period considered for calculating VWAP			10 days
Percentage of VWAP used to calculate conversion price			85.00%
Estimated potential number of equity shares			58,218,075
Applicable VWAP			$ 0.55
Series C Warrants
Disclosure of warrants
Number of warrants issued	10,273,972
Number of warrants outstanding		10,273,972	10,273,972
Exercise price per warrant		$ 1.46	$ 1.46
Weighted average remaining contractual life of warrants (years)			1 year 10 months 17 days
Number of common shares per warrant		1	1
Series D Warrants
Disclosure of warrants
Number of warrants issued	3,573,830
Number of warrants exercised		(1,874,989)
Number of warrants outstanding		1,698,841	1,698,841
Exercise price per warrant		$ 0.01	$ 0.01
Weighted average remaining contractual life of warrants (years)			1 year 10 months 17 days
Number of common shares per warrant		1	1
Notional exercise price per warrant		$ 1.46	$ 1.46
Prepaid exercise price per warrant	$ 1.45
Series E Warrants
Disclosure of warrants
Number of warrants issued	22,431,506
Number of warrants outstanding		22,431,506	22,431,506
Exercise price per warrant		$ 1.61	$ 1.61
Weighted average remaining contractual life of warrants (years)			4 years 10 months 17 days
Number of common shares per warrant		1	1
Series F Warrants
Disclosure of warrants
Number of warrants issued	22,431,506
Number of warrants outstanding		22,431,506	22,431,506
Exercise price per warrant		$ 1.61	$ 1.61
Weighted average remaining contractual life of warrants (years)			1 year 10 months 17 days
Number of common shares per warrant		1	1
Estimated potential number of equity shares			50,860,741
Applicable VWAP			$ 0.55